Income Before Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Income Before Income Tax [Line Items]
Domestic	$ 725,651	$ 655,486	$ 540,402
Foreign	61,216	27,728	23,991
Income before taxes on income	$ 786,867	$ 683,214	$ 564,393